Prepaid Expenses and Other Current Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Prepaid Expenses and Other Current Assets, Net [Line Items]
Total lent	$ 830,000
Prepaid expense	890,020
Allowance for credit losses	0	$ 0
Related Party [Member]
Prepaid Expenses and Other Current Assets, Net [Line Items]
Due from a third party	$ 60,020	$ 210,000